Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 10: Income Taxes

At the end of each quarter, we estimate the effective tax rate expected to be applied for the full year. The effective income tax rate is determined by the level and composition of pre-tax income or loss, which is subject to federal, foreign, state and local income taxes. The effective income tax rate for the nine months ended September 30, 2017 and 2016 was approximately 38 percent and 43 percent, respectively, which decreased primarily due to a decrease in cumulative installment sale interest liability.

The Company was a party to several intercompany asset transfers with Hilton prior to the spin-off. As required under U.S. tax regulations, the gain resulting from the intercompany transfer of these assets should be deferred and no deferred tax asset or liability should be recognized until a recognition event occurs. On January 3, 2017, Hilton executed a tax-free spin-off of the Company, which met the requirement of a recognition event. On the spin-off date, for the assets transferred, we recognized a stepped up tax basis, re-measured the asset by applying applicable tax rate changes and evaluated the realizability of the asset. This resulted in a reduction to our net deferred tax liability and an increase in our Additional paid-in capital of $9 million on our condensed consolidated balance sheet as of September 30, 2017.

Note 14: Income Taxes

Our tax provision includes federal, state and foreign income taxes payable. The domestic and foreign components of income before taxes were as follows:

	Year Ended December 31,
($ in millions)	2016	2015	2014
U.S. income before tax	$270	$275	$267
Foreign income before tax	23	17	13

Income before taxes	$293	$292	$280

The components of our provision for income taxes were as follows:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Current:
Federal	$87	$85	$64
State	8	7	6
Foreign	7	6	6

Total current	102	98	76

Deferred:
Federal	21	18	34
State	2	2	3

Total deferred	23	20	37

Total provision for income taxes	$125	$118	$113

Reconciliations of our tax provision at the U.S. statutory rate to the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Statutory U.S. federal income tax provision	$102	$102	$98
State income taxes, net of U.S. federal tax benefit	10	9	9
Foreign income tax expense	7	6	6
U.S. benefit of foreign taxes	(7)	(6)	(6)
Non-deductible transactions costs	5	—	—
Interest on installment sales, net of U.S. federal tax benefit	7	7	6
Other	1	—	—

Provision for income taxes	$125	$118	$113

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities plus carryforward items. The compositions of net deferred tax balances were as follows:

	December 31,
($ in millions)	2016	2015
Deferred income taxes assets (1)	$—	$1
Deferred income tax liabilities	(389)	(287)

Net deferred taxes	$(389)	$(286)

(1)	Included within Other assets in our consolidated balance sheets.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities plus carryforward items. The tax effects of the temporary differences and carryforwards that give rise to our net deferred tax liability were as follows:

	December 31,
($ in millions)	2016	2015
Deferred tax assets:
Compensation	$11	$7
Other reserves	52	45

Deferred tax assets	63	52

Deferred tax liabilities:
Property and equipment	(87)	(2)
Amortizable intangible assets	(17)	(18)
Deferred income	(347)	(318)
Other liabilities	(1)	—

Deferred tax liabilities	(452)	(338)

Net deferred taxes	$(389)	$(286)

We are part of a consolidated U.S. federal income tax return, state tax returns and foreign tax returns with Hilton and other subsidiaries that are not included in our consolidated financial statements. Income taxes as presented in our consolidated financial statements reflect current and deferred income taxes of the consolidated tax filings attributed to us using the separate return method. The separate return method applies the accounting guidance for income taxes to the financial statements as if we were a separate taxpayer. During the years ended December 31, 2016, 2015 and 2014, Hilton paid $95 million, $92 million and $69 million, respectively, of income tax liabilities related to us, which is reflected in our consolidated financial statements as a decrease to Equity (deficit).